Summary of Significant Accounting Policies - Schedule of Concentration of Revenue (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
EQT Production Company
Product Information [Line Items]
Concentration risk, percentage	26.00%	52.00%	30.00%	52.00%	33.00%	50.00%
Concentration Risk, Percentage	26.00%	52.00%	30.00%	52.00%	33.00%	50.00%
Range Resources
Product Information [Line Items]
Concentration risk, percentage	11.00%	18.00%	11.00%	17.00%	11.00%	19.00%
Concentration Risk, Percentage	11.00%	18.00%	11.00%	17.00%	11.00%	19.00%
CNX Gas Company
Product Information [Line Items]
Concentration risk, percentage	11.00%	16.00%	10.00%	15.00%	10.00%	13.00%
Concentration Risk, Percentage	11.00%	16.00%	10.00%	15.00%	10.00%	13.00%
Total Revenues
Product Information [Line Items]
Concentration risk, percentage	48.00%	86.00%	51.00%	84.00%	54.00%	82.00%
Concentration Risk, Percentage	48.00%	86.00%	51.00%	84.00%	54.00%	82.00%